UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 2/8/11
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 80

Form 13F Information Table Value Total: $402,095  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]


Market Value                     Other    Voting
Security                               Class   CUSIP             x 1000
Discreti Quantity  Managers Authority


3M COMPANY CMN                        COMMON   88579Y101
28.8242 Sole          334  None      Sole
ABBOTT LABORATORIES CMN               COMMON   002824100
7711.5936 Sole       160960  None      Sole
ALTRIA GROUP, INC. CMN                COMMON   00209S103
66.474 Sole         2700  None      Sole
AMERICAN STATES WATER CO CMN          COMMON   29899101
186.138 Sole         5400  None      Sole
AMERICAN WATER WORKS CO, INC.         COMMON   030420103
151.74 Sole         6000  None      Sole
APPLE, INC. CMN                       COMMON   29250X103
1167.6672 Sole         3620  None      Sole
AQUA AMERICA INC CMN                  COMMON   03836W103
468.32513 Sole        20832  None      Sole
BAXTER INTERNATIONAL INC CMN          COMMON   071813109
2935.96 Sole        58000  None      Sole
BERKSHIRE HATHAWAY INC. CLASS         COMMON   084670207
476.6545 Sole         5950  None      Sole
BOARDWALK PIPELINE PARTNERS LP        COMMON   096627104
1824.218 Sole        58600  None      Sole
BRISTOL-MYERS SQUIBB COMPANY C        COMMON   110122108
6151.8336 Sole       232320  None      Sole
BUCKEYE PARTNERS LP UNITS CMN         COMMON   118230101
3098.9071 Sole        46370  None      Sole
CALIFORNIA WATER SERVICE GROUP        COMMON   130788102
141.626 Sole         3800  None      Sole
CATERPILLAR INC (DELAWARE) CMN        COMMON   149123101
5620.5366 Sole        60010  None      Sole
CELGENE CORPORATION CMN               COMMON   151020104
236.56 Sole         4000  None      Sole
CHEVRON CORPORATION CMN               COMMON   166764100
1966.4375 Sole        21550  None      Sole
CISCO SYSTEMS, INC. CMN               COMMON   17275R102
35.4025 Sole         1750  None      Sole
COACH INC CMN                         COMMON   189754104
8849.6 Sole       160000  None      Sole
COCA-COLA COMPANY (THE) CMN           COMMON   191216100
1.3154 Sole           20  None      Sole
CONNECTICUT WATER SVC CMN             COMMON   207797101
111.52 Sole         4000  None      Sole
CONSOLIDATED EDISON INC CMN           COMMON   209115104
12.54121 Sole          253  None      Sole
COVIDIEN PLC CMN                      COMMON   G2552X108
776.22 Sole        17000  None      Sole
DUNCAN ENERGY PARTNERS L.P. CM        COMMON   265026104
898.52 Sole        28000  None      Sole
EL PASO PIPELINE PARTNERS, L.P        COMMON   283705108
3084.09 Sole        92200  None      Sole
ELI LILLY & CO CMN                    COMMON   532457108
8493.696 Sole       242400  None      Sole
EMERSON ELECTRIC CO. CMN              COMMON   291011104
343.02 Sole         6000  None      Sole
ENBRIDGE ENERGY MGMT, LLC CMN         COMMON   29250X103
2398.90835 Sole        37571  None      Sole
ENBRIDGE ENERGY PARTNERS L P C        COMMON   29250R106
1447.216 Sole        23200  None      Sole
ENERGY TRANSFER PARTNERS, L.P.        COMMON   29273R109
430.106 Sole         8300  None      Sole
ENTERPRISE PRODUCTS PART L.P C        COMMON   293792107
4832.41896 Sole       116136  None      Sole
EXXON MOBIL CORPORATION CMN           COMMON   30231G10
7333.936 Sole       100300  None      Sole
GENERAL ELECTRIC CO CMN               COMMON   369604103
6035.7 Sole       330000  None      Sole
GOLDMAN SACHS GROUP, INC.(THE)        COMMON   38141G104
33.632 Sole          200  None      Sole
GOOGLE, INC. CMN CLASS A              COMMON   38259P508
450.22926 Sole          758  None      Sole
GUESS ?, INC. CMN                     COMMON   401617105
113.568 Sole         2400  None      Sole
HARLEY-DAVIDSON INC CMN               COMMON   412822108
1.0401 Sole           30  None      Sole
HOSPIRA, INC. CMN                     COMMON   441060100
4546.5316 Sole        81640  None      Sole
INTUIT INC CMN                        COMMON   461202103
19.72 Sole          400  None      Sole
JAMBA,INC. CMN                        COMMON   47023A101
102.15 Sole        45000  None      Sole
JOHNSON & JOHNSON CMN                 COMMON   478160104
10539.24 Sole       170400  None      Sole
KIMBERLY CLARK CORP CMN               COMMON   494368103
6959.616 Sole       110400  None      Sole
KINDER MORGAN ENERGY PARTNERS,        COMMON   494550106
6819.92742 Sole        97067  None      Sole
KINDER MORGAN MANAGEMENT, LLC         COMMON   49455U100
18418.48448 Sole       275396  None      Sole
KRAFT FOODS INC. CMN CLASS A          COMMON   50075N104
27.69729 Sole          879  None      Sole
LABORATORY CORPORATION OF AMER        COMMON   50540R409
65.94 Sole          750  None      Sole
MAGELLAN MIDSTREAM PARTNERS LP        COMMON   559080106
2452.1 Sole        43400  None      Sole
MCMORAN EXPLORATION INC CMN           COMMON   582411104
34.28 Sole         2000  None      Sole
MEAD JOHNSON NUTRITION COMPANY        COMMON   582839106
11577.19275 Sole       185979  None      Sole
MEDCO HEALTH SOLUTIONS, INC. C        COMMON   58405U102
15468.71436 Sole       252468  None      Sole
MERCK & CO., INC. CMN                 COMMON   58933Y105
901 Sole        25000  None      Sole
MIDDLESEX WATER CO CMN                COMMON   596680108
122.3211 Sole         6666  None      Sole
NATIONAL PENN BANCSHARES CMN          COMMON   637138108
151.9276 Sole        18920  None      Sole
NIKE CLASS-B CMN CLASS B              COMMON   654106103
35.4493 Sole          415  None      Sole
NISKA GAS STORAGE PARTNERS LLC        COMMON   654678101
2110.71 Sole       105800  None      Sole
NORFOLK SOUTHERN CORPORATION C        COMMON   655844108
71.6148 Sole         1140  None      Sole
ONEOK PARTNERS, L.P. LIMITED P        COMMON   68268N103
2337.3 Sole        29400  None      Sole
PEPSICO INC CMN                       COMMON   713448108
187.82375 Sole         2875  None      Sole
PFIZER INC. CMN                       COMMON   717081103
16468.155 Sole       940500  None      Sole
PHILIP MORRIS INTL INC CMN            COMMON   718172109
7074.34551 Sole       120867  None      Sole
PLAINS ALL AMERICAN PIPELINE L        COMMON   726503105
2251.0215 Sole        35850  None      Sole
PLUM CREEK TIMBER COMPANY INC         COMMON   729251108
239.68 Sole         6400  None      Sole
POTLATCH CORPORATION CMN              COMMON   737630103
260.4 Sole         8000  None      Sole
PRICE T ROWE GROUP INC CMN            COMMON   74144T108
32.27 Sole          500  None      Sole
PROCTER & GAMBLE COMPANY (THE)        COMMON   742718109
11544.46881 Sole       179457  None      Sole
RAYONIER INC CMN                      COMMON   754907103
288.86 Sole         5500  None      Sole
SARA LEE CORP CMN                     COMMON   803111103
596.40811 Sole        34061  None      Sole
SCHLUMBERGER LTD CMN                  COMMON   806857108
803.27 Sole         9620  None      Sole
SIGMA-ALDRICH CORPORATION CMN         COMMON   826552101
8371.584 Sole       125775  None      Sole
SPDR S&P 500 ETF TRUST SPDR           COMMON   78462F10
258.7935 Sole         2058  None      Sole
SPDR S&P MIDCAP 400 ETF TRUST         COMMON   59563510
372.50616 Sole         2262  None      Sole
SUNOCO LOGISTICS PARTNERS LP C        COMMON   86786L108
1153.542 Sole        13800  None      Sole
TARGA RESOURCES PARTNERS LP CM        COMMON   87611X105
373.56 Sole        11000  None      Sole
TC PIPELINES, L.P. CMN                COMMON   87233Q108
7623.2 Sole       146600  None      Sole
TOOTSIE ROLL & IND. CMN               COMMON   890516107
0.81116 Sole           28  None      Sole
TOOTSIE ROLL INDS INC CL-B CMN        COMMON   89051620
22.3344 Sole          792  None      Sole
WALT DISNEY COMPANY (THE) CMN         COMMON   254687106
7091.6406 Sole       189060  None      Sole
WEYERHAEUSER CO CMN                   COMMON   962166104
302.88 Sole        16000  None      Sole
WILLIAMS PARTNERS L. P. CMN           COMMON   96950F104
2719.18185 Sole        58289  None      Sole
WILLIAMS-SONOMA, INC. CMN             COMMON   969904101
167531.7152 Sole      4694080  None      Sole
ZIMMER HLDGS INC CMN                  COMMON   98956P102
5848.436 Sole       108950  None      Sole


402094.9795